LEASES (Schedule of Lease liabilities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount at January 1,		¥ 3,550	¥ 1,238
Addition		102	4,081
Accretion of interest recognized during the year		150	80	¥ 102
Payments		(1,613)	(1,849)
Carrying amount at December 31,			3,550
Current portion	$ 154		1,382		¥ 981	¥ 1,238
Non-current portion	191		2,168		1,208
Accretion of interest recognized during the year	24	150	80	102
Accretion of interest recognized during the year		150
Carrying amount at December 31,	345	2,189	3,550	1,238
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at January 1,		502
Addition			490
Accretion of interest recognized during the year			12
Payments		(364)
Carrying amount at December 31,			502
Current portion	24		163		155
Non-current portion			339
Accretion of interest recognized during the year		17
Carrying amount at December 31,	24	155	502
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
Carrying amount at January 1,		3,048	1,238
Addition		102	3,591
Accretion of interest recognized during the year			68
Payments		(1,249)	(1,849)
Carrying amount at December 31,			3,048
Current portion	130		1,219		826
Non-current portion	191		1,829		¥ 1,208
Accretion of interest recognized during the year		133
Carrying amount at December 31,	$ 321	¥ 2,034	¥ 3,048	¥ 1,238